CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Issuance of ordinary shares upon the completion of IPO USD ($)	Issuance of ordinary shares to Warburg Pincus USD ($)	Series A1 USD ($)	Series A2 USD ($)	Ordinary USD ($)	Ordinary Issuance of ordinary shares upon the completion of IPO USD ($)	Ordinary Issuance of ordinary shares to Warburg Pincus USD ($)	Ordinary Series A1	Ordinary Series A2	Treasury stock USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Issuance of ordinary shares upon the completion of IPO USD ($)	Additional paid-in capital Issuance of ordinary shares to Warburg Pincus USD ($)	Additional paid-in capital Series A1 USD ($)	Additional paid-in capital Series A2 USD ($)	Subscription receivable USD ($)	Subscription receivable Issuance of ordinary shares upon the completion of IPO USD ($)	Statutory reserve USD ($)	Accumulated deficits USD ($)	Accumulated deficits Series A1 USD ($)	Accumulated deficits Series A2 USD ($)	Accumulated other comprehensive loss USD ($)	Total comprehensive (loss)/income for the year USD ($)
Balance at Dec. 31, 2008	$ (19,502)					$ 7						$ 274								$ (18,961)			$ (822)
Balance (in shares) at Dec. 31, 2008						66,670,000
Increase (Decrease) in Shareholders' Equity
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium				(367)	(150)																(367)	(150)
Deemed dividend on Series A1 convertible redeemable preferred shares-beneficial conversion feature	(460)														460						(460)
Conversion of series A1 convertible redeemable preferred shares				356	156										356	156
Conversion of convertible redeemable preferred shares (in shares)									3,126,920	1,373,080
Repurchase of ordinary shares (in shares)						(1,207,200)
Provision for statutory reserve																			144	(144)
Foreign currency translation adjustments	(1)																						(1)	(1)
Net income (loss)	(1,608)																			(1,608)				(1,608)
Total comprehensive (loss)/income																								(1,609)
Balance at Dec. 31, 2009	(21,116)					7						1,246							144	(21,690)			(823)
Balance (in shares) at Dec. 31, 2009						69,962,800
Increase (Decrease) in Shareholders' Equity
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium				(382)	(138)																(382)	(138)
Provision for statutory reserve																			379	(379)
Share-based compensation	1,904											1,904
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO")	4,660					3						4,657
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO") (in shares)						30,352,840
Issuance of ordinary shares upon completion of IPO (net of issuance cost of $3,464)		132,834	32,824				3	1					132,986	32,823				(155)
Issuance of ordinary shares (in shares)							30,889,000	7,124,000
Foreign currency translation adjustments	(187)																						(187)	(187)
Net income (loss)	10,293																			10,293				10,293
Total comprehensive (loss)/income																								10,106
Balance at Dec. 31, 2010	160,692					14						173,616					(155)		523	(12,296)			(1,010)
Balance (in shares) at Dec. 31, 2010	138,328,640					138,328,640
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(8,846)										(8,846)
Repurchase of ordinary shares (in shares)						(5,210,168)
Provision for statutory reserve																			1,021	(1,021)
Share-based compensation	4,109											4,109
Nonvested shares vested (in shares)						51,250
Option exercised	333											333
Option exercised (in shares)						336,114
Payment of subscription receivable	155																155
Foreign currency translation adjustments	118																						118	118
Net income (loss)	4,790																			4,790				4,790
Total comprehensive (loss)/income																								4,908
Balance at Dec. 31, 2011	$ 161,351					$ 14					$ (8,846)	$ 178,058							$ 1,544	$ (8,527)			$ (892)
Balance (in shares) at Dec. 31, 2011	133,505,836					133,505,836